Pledged assets (Tables)	6 Months Ended
Jun. 30, 2026
Pledged Assets
Schedule of pledged assets

The Group’s assets pledged as collateral are as follows:

	As of	As of
Pledged assets	June 30, 2026	December 31, 2025	Purposes
Financial assets at amortized cost	$504,240	$455,133	Short-term loans, Long-term loans
Property, plant and equipment	3,014,129	-	Long-term loans
Guarantee deposits paid	36,773	88,188	Short-term loans,
	$3,555,142	$543,321